Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

6. Revenue

Under ASC 606, the Company measures revenue based on considerations specified in terms and conditions agreed to by a customer. The Company recognizes revenue when a performance obligation is satisfied by transferring control of the service to the customer, which occurs over time. The Company considers this method a faithful depiction of the transfer of control as services are substantially the same and have the same pattern of transfer over the life of the contract.

The Company’s services include providing end-to-end video engagement solutions that provide a fast, intuitive and powerful platform of marketing tools that create more intent-driven videos, webinars, virtual events and other digital and in-person marketing campaigns.

As noted within the SOW’s and invoices, agreements range from monthly, to annual, to multi-year and Banzai generally provides for net 30-day payment terms with the payment made directly through check or electronic means.

Banzai’s Management believes its exposure to credit risk is sufficiently mitigated by collection through credit card sales or direct payment from established clients.

The Company follows the provisions of ASC 606, under which the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognizes revenues following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.

Nature of Products and Services

The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:

Demio

The Demio product is a full-stack technology that marketers can leverage live and automated for video marketing content such as webinars and virtual events. Software products are provided to Demio customers for a range of attendees and hosts within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.

Reach

While the Reach product is in the process of being phased out, the Company continues to generate revenues from the product. The Reach product provides a multi-channel targeted audience acquisition (via Reach) to bolster engagement and Return on Investment (ROI). Banzai enables marketing teams to create winning webinars and virtual and in-person events that increase marketing efficiency and drive additional revenue. Software products are provided to Reach customers for a range of simultaneous events and registrations within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.

OpenReel

The OpenReel product offers subscription-based software as a service (SaaS) offerings to enterprise, media, entertainment and agency teams to remotely control, direct, script, film, and collaborate on high definition video projects from a mobile device or webcam. The Company enters into fixed price subscription contracts with customers, which can be monthly, annual, or multi-year agreements which auto-renew without discount for additional periods of the same duration as the initial term, unless either party requests termination in writing at least thirty (30) days prior to the end of the initial service term. The subscription revenues are recognized ratably over the term of the service agreement, which is considered an output method, as the obligation of hosting the SaaS product is fulfilled over the course of the agreement. The Company does not charge for implementation or recognize any revenues upfront due to minimal effort required. There are no financing components and payments are typically net 30 of date of receipt of invoice, or typically net 90 date of receipt of invoice for customers on multi-year subscription agreement contracts. It is nearly 100% certain that a significant revenue reversal will not occur.

Vidello

The Vidello product is a video hosting and marketing platform designed to help businesses manage, customize, and optimize their video content. Revenue is generated through Vidello providing video hosting and marketing platform subscription software service for a set period of time. Customer contracting is achieved via self-service and invoicing is initiated automatically once the customer accepts the terms and conditions on the platform, based on their selection of the desired subscription product. When execution or completion of the contract occurs, the contract is valid and revenue is earned when the service is provided for each period of performance, daily. The amount is paid by the customer based on the contract terms monthly, annually or indefinite with the majority paid via credit card processing.

Service Trade Revenue

The Company has one customer for which the customer is also a vendor. For this one customer, the Company exchanged services for approximately $93,493 and $104,452, during the nine months ended September 30, 2025 and 2024, respectively.

Disaggregation of Revenue

The following table summarizes revenue by region based on the billing address of customers for the three months ended September 30, 2025 and 2024:

	Three Months Ended September 30,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,148,073	75%	$626,768	58%
Europe, Middle East and Africa (EMEA)	534,758	19%	333,960	31%
Asia Pacific	161,677	6%	119,879	11%
Total	$2,844,508	100%	$1,080,607	100%

The following table summarizes revenue by region based on the billing address of customers for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$7,149,862	76%	$1,797,307	56%
Europe, Middle East and Africa (EMEA)	1,646,880	18%	1,080,876	33%
Asia Pacific	553,831	6%	350,093	11%
Total	$9,350,573	100%	$3,228,276	100%

Contract Balances

Accounts Receivable, Net

A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer. The timing of revenue recognition may differ from the timing of invoicing to customers.

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	1/1/2025	9/30/2025	1/1/2024	9/30/2024
Accounts receivable, net	$936,321	$804,519	$105,049	$37,386

Costs to Obtain a Contract

Sales commissions, the principal costs incurred to obtain a contract, are earned when the contract is executed. Management has capitalized these costs and amortized the commission expense over time in accordance with the related contract’s term. For the nine months ended September 30, 2025 and 2024, commission expenses were $466,951 and $193,995, respectively. Certain commission expenses are not capitalized and are instead directly expensed.

Capitalized commissions at September 30, 2025 and December 31, 2024 were $52,695 and $31,504, respectively, and are included within prepaid expenses and other current assets on the condensed consolidated balance sheets.

The following summarizes the costs to obtain a contract activity during the three and nine months ended September 30, 2025:

Balance - December 31, 2024	$31,504
Commissions Incurred	57,237
Deferred Commissions Recognized	(50,195)
Balance - March 31, 2025	38,546
Commissions Incurred	39,664
Deferred Commissions Recognized	(25,594)
Balance - June 30, 2025	$52,616
Commissions Incurred	82,017
Deferred Commissions Recognized	(81,938)
Balance - September 30, 2025	52,695

The following summarizes the costs to obtain a contract activity during the three and nine months ended September 30, 2024:

Balance - December 31, 2023	$51,472
Commissions Incurred	31,610
Deferred Commissions Recognized	(44,620)
Balance - March 31, 2024	38,462
Commissions Incurred	48,316
Deferred Commissions Recognized	(47,634)
Balance - June 30, 2024	$39,144
Commissions Incurred	42,739
Deferred Commissions Recognized	(44,765)
Balance - September 30, 2024	$37,118

7. Revenue

Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on considerations specified in terms and conditions agreed to by a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the service to the customer, which occurs over time. The Company considers this method a faithful depiction of the transfer of control as services are substantially the same and have the same pattern of transfer over the life of the contract.

The Company’s services include providing end-to-end video engagement solutions that provide a fast, intuitive and powerful platform of marketing tools that create more intent-driven videos, webinars, virtual events and other digital and in-person marketing campaigns.

As noted within the SOW’s and invoices, agreements range from monthly, to annual, to multi-year and Banzai generally provides for net 30-day payment terms with the payment made directly through check or electronic means.

Banzai’s Management believes its exposure to credit risk is sufficiently mitigated by collection through credit card sales or direct payment from established clients.

The Company follows the provisions of ASC 606, under which the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognize revenues following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.

Nature of Products and Services

The following is a description of the Company’s products and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:

Demio

The Demio product is a full-stack technology that marketers can leverage live and automated for video marketing content such as webinars and virtual events. Software products are provided to Demio customers for a range of attendees and hosts within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.

Reach

While the Reach product is in the process of being phased out, the Company continues to generate revenues from the product. The Reach product provides a multi-channel targeted audience acquisition (via Reach) to bolster engagement and Return on Investment (ROI). Banzai enables marketing teams to create winning webinars and virtual and in-person events that increase marketing efficiency and drive additional revenue. Software products are provided to Reach customers for a range of simultaneous events and registrations within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.

OpenReel

The OpenReel product offers subscription-based software as a service (SaaS) offerings to enterprise, media, entertainment and agency teams to remotely control, direct, script, film, and collaborate on high definition video projects from a mobile device or webcam. The Company enters into fixed price subscription contracts with customers, which can be monthly, annual, or multi-year agreements which auto-renew without discount for additional periods of the same duration as the initial term, unless either party requests termination in writing at least thirty (30) days prior to the end of the initial service term. The subscription revenues are recognized ratably over the term of the service agreement, which is considered an output method, as the obligation of hosting the SaaS product is fulfilled over the course of the agreement. The Company does not charge for implementation or recognize any revenues upfront due to minimal effort required. There are no financing components and payments are typically net 30 of date of receipt of invoice, or typically net 90 date of receipt of invoice for customers on multi-year subscription agreement contracts. It is nearly 100% certain that a significant revenue reversal will not occur.

Service Trade Revenue

The Company has one customer for which the customer is also a vendor. For this one customer, the Company exchanged services for approximately $239,000 and $375,000, during the years ended December 31, 2024 and 2023, respectively.

Disaggregation of Revenue

The following table summarizes revenue by region based on the billing address of customers for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,564,074	57%	$2,677,050	59%
Europe, Middle East and Africa (EMEA)	1,492,561	33%	1,511,886	33%
Asia Pacific	471,244	10%	372,364	8%
Total	$4,527,879	100%	$4,561,300	100%

Contract Balances

Accounts Receivable, Net

A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer. The timing of revenue recognition may differ from the timing of invoicing to customers.

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	1/1/2024	12/31/2024	1/1/2023	12/31/2023
Accounts receivable, net	$105,049	$936,321	$68,416	$105,049

Costs to Obtain a Contract

Sales commissions, the principal costs incurred to obtain a contract, are earned when the contract is executed. Management has capitalized these costs and amortized the commission expense over time in accordance with the related contract’s term. For the years ended December 31, 2024 and 2023, commission expenses were $270,335 and $299,450, respectively.

Capitalized commissions at the years ended December 31, 2024 and 2023 were $31,504 and $51,472, respectively, and are included within prepaid expenses and other current assets on the consolidated balance sheets.

The following summarizes the costs to obtain a contract activity during the years ended December 31, 2024 and 2023:

Balance - December 31, 2022	$69,737
Commissions Incurred	242,810
Deferred Commissions Recognized	(261,075)
Balance - December 31, 2023	51,472
Commissions Incurred	180,141
Deferred Commissions Recognized	(200,109)
Balance - December 31, 2024	$31,504